                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02423

                         Van Kampen Corporate Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   8/31

Date of reporting period:   2/29/04

Item 1. Report to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Corporate Bond Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 29, 2004.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary

                               A SHARES                B SHARES                C SHARES
                            since 09/23/71          since 09/28/92          since 08/30/93
----------------------------------------------------------------------------------------------
AVERAGE ANNUAL           W/O SALES    W/SALES    W/O SALES    W/SALES    W/O SALES    W/SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception            8.03%       7.87%       6.15%       6.15%       5.22%       5.22%

10-year                    6.39        5.88        5.89        5.89        5.58        5.58

5-year                     6.12        5.10        5.34        5.10        5.34        5.34

1-year                     8.96        3.78        8.32        4.32        8.32        7.32

6-month                    6.39        1.31        6.00        2.00        6.00        5.00
----------------------------------------------------------------------------------------------
30-Day SEC Yield                3.79%                   3.23%                    3.23%

Past performance is no guarantee of future results and current performance may be lower or higher than the figures shown. For more up-to-date information, including month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses.

As a result of recent market activity, current performance may vary from the figures shown. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. The since-inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

Lehman Brothers Credit Bond Index is a market-weighted index of investment-grade corporate fixed-rate debt issues with maturities of one year or more. Lipper Corporate BBB-Rated Index is an index of funds with similar investment objectives as this fund. Indexes do not include any expenses, fees or sales charges, which would lower performance. Indexes are unmanaged and should not be considered an investment.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 29, 2004

Van Kampen Corporate Bond Fund is managed by the adviser's Taxable Fixed Income team. Current members of the team include Sheila Finnerty, Managing Director, and David S. Horowitz and Gordon W. Loery, Executive Directors.(1)

MARKET CONDITIONS

Over the six-month reporting period, the overall environment for investment-grade corporate bonds remained generally positive. Weaker economic reports in September caused some investors to retreat to Treasuries, but this move was short-lived. In the fourth quarter of 2003, data once again indicated a strong revival of economic activity. This boosted investor confidence in further economic growth and improvement in corporate earnings, spurring demand for corporate bonds over lower-yielding Treasuries.

Virtually all areas of the corporate market benefited, though the impact was greatest among lower-rated corporate securities. Non-investment grade high-yield bonds outperformed their higher-rated counterparts. Within the investment-grade realm, BBB rated bonds offered the strongest performance. Investors came to favor these lower-rated bonds not only for their higher yields--which are particularly attractive in a low-rate environment--but also for their capital appreciation potential in the face of a strengthening economic environment.

Continuing a trend seen earlier in 2003, the sectors and individual bonds that had been among the most beaten down in 2002 offered some of the strongest performance over the period. These included bonds in the technology, telecommunications, and cable sectors, all of which benefited from investors' perceptions of their reasonable valuations, improving corporate governance, and recovering earnings prospects. Weaker-performing bonds, however, came from more stable, steady-growth areas of the economy, such as food producers and drug makers.

Yield spreads--the difference in yield between corporate bonds and similar-maturity Treasuries--have contracted significantly as corporate bonds have rebounded from their previously depressed levels. As a result, individual bond selection--rather than exposure to broader market sectors--has become a crucial factor in performance. It appears that the "easy money" that could be made in the earlier days of the corporate bond recovery is now past.

The Federal Reserve kept short-term interest rates low throughout the period. Market interest rates generally declined over the six months after their run-up during the summer of 2003.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

The fund returned 6.39 percent for the reporting period, yet slightly underperformed its benchmark indexes, the Lehman Brothers Credit Bond Index and the Lipper Corporate BBB-Rated Index. (Performance is for Class A shares, unadjusted for sales charge. See table below.)

The fund was generally positioned to benefit from a recovering economy, an approach that for the most part contributed positively to performance. Our significant allocation to BBB rated bonds--those in the lowest tier of investment-grade debt--helped to boost the fund's returns as this sector of the market outperformed higher-rated bonds.

In keeping with our expectation of an improving economic environment, we favored bonds from those sectors we believed were positioned to benefit significantly from that turnaround. Among the areas we overweighted relative to the benchmarks over the past six months were financials, transportation, utilities, and energy.

We also continued to keep the fund's duration (its sensitivity to interest-rate changes) shorter than that of its benchmarks. We believe this positioning was prudent, given the signs of strength in the economy. As the economy continues to improve, in time the Federal Reserve is likely to act to increase rates--and in that case, a shorter duration would be beneficial to performance. However, the Federal Reserve did not take such action during the period, and in fact market interest rates fell slightly for the six months. As a result, our duration positioning hindered the fund's performance somewhat.

In keeping with our strategy during the last reporting period, we maintained our underweighted position in bonds in the five- to 20-year maturity range. In our opinion, many bonds in this part of the yield curve were simply too expensive. This strategy helped to keep price risk at bay and to keep the fund's duration shorter than that of the benchmarks. Given that the Federal Reserve may become more active later in the year--perhaps after the Presidential election--maintaining our shorter duration stance seems appropriate at this point.

After such a strong period for corporate bonds, returns going forward are likely to be driven primarily by bond coupons, with little contribution from capital appreciation. As a result, returns are likely to be more moderate going forward.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDING FEBRUARY 29, 2004

------------------------------------------------------------------------------
                                     LEHMAN BROTHERS    LIPPER CORPORATE
      CLASS A   CLASS B   CLASS C   CREDIT BOND INDEX   BBB-RATED INDEX

       6.39%     6.00%     6.00%          6.59%              6.77%
------------------------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

That said, we believe that the emerging economic recovery makes this a reasonable time to hold corporate debt. Among the bond sectors we believe may present opportunities in this environment are transportation, health care, utilities, forest products, and energy. We will continue to maintain a well-diversified portfolio, with exposure to a wide variety of sectors and individual issues. In a market in which individual bond selection may play a driving role in returns, we will continue to combine top-down macroeconomic considerations with bottom-up security research.

There is no guarantee the securities mentioned will continue to perform well or be held by the fund in the future.

TOP 5 INDUSTRIES AS OF 2/29/04              RATINGS ALLOCATIONS AS OF 2/29/04
Captive Finance                    7.5%     AAA                                   1.7%
Electric                           6.6      AA                                    6.1
Integrated Energy                  6.1      A                                    27.8
Banking                            5.7      BBB                                  52.4
Telecommunications                 5.5      BB                                    8.8
                                            B                                     2.1
                                            Non-Rated                             1.1

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the industries shown above. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Ratings allocations based upon ratings as issued by Standard and Poor's.

ANNUAL HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities is available without charge, upon request, by calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          CORPORATE BONDS  87.3%
          AEROSPACE & DEFENSE  0.8%
$1,000    Lockheed Martin Corp. .......................       8.200%  12/01/09   $  1,233,043
   535    Lockheed Martin Corp. .......................       8.500   12/01/29        717,473
 1,960    Raytheon Co. ................................       8.300   03/01/10      2,384,554
   145    Raytheon Co. ................................       4.850   01/15/11        149,599
                                                                                 ------------
                                                                                    4,484,669
                                                                                 ------------
          AUTOMOTIVE  3.2%
 4,290    DaimlerChrysler NA Holding Corp. ............       7.300   01/15/12      4,890,845
 2,915    DaimlerChrysler NA Holding Corp. ............       8.500   01/18/31      3,549,735
   900    Delphi Corp. ................................       6.125   05/01/04        905,937
 5,830    Ford Motor Co. ..............................       7.450   07/16/31      5,873,503
 1,380    General Motors Acceptance Corp. .............       4.500   07/15/06      1,426,044
   305    Hertz Corp. .................................       7.625   08/15/07        335,581
                                                                                 ------------
                                                                                   16,981,645
                                                                                 ------------
          BANKING  5.2%
 5,120    Bank of America Corp. .......................       3.375   02/17/09      5,109,873
 1,145    Citigroup, Inc. .............................       6.000   02/21/12      1,273,337
 3,820    Citigroup, Inc. .............................       5.625   08/27/12      4,138,515
   160    Citigroup, Inc. .............................       6.625   06/15/32        179,067
 5,355    JP Morgan Chase & Co. .......................       6.750   02/01/11      6,125,815
   700    MBNA America Bank NA.........................       7.125   11/15/12        823,017
 3,890    MBNA Corp. ..................................       6.125   03/01/13      4,282,310
 3,100    Wachovia Corp. ..............................       3.625   02/17/09      3,125,129
 1,690    Washington Mutual Bank FA....................       5.500   01/15/13      1,781,373
   490    Washington Mutual, Inc. .....................       8.250   04/01/10        598,049
                                                                                 ------------
                                                                                   27,436,485
                                                                                 ------------
          BROKERAGE  1.6%
 2,715    Goldman Sachs Group, Inc. ...................       6.875   01/15/11      3,136,751
   380    Goldman Sachs Group, Inc. ...................       6.600   01/15/12        431,931
 1,115    Goldman Sachs Group, Inc. ...................       5.250   10/15/13      1,145,687
 2,000    Lehman Brothers Holdings, Inc. ..............       8.500   05/01/07      2,350,068
 1,355    Lehman Brothers Holdings, Inc. ..............       6.625   01/18/12      1,556,554
                                                                                 ------------
                                                                                    8,620,991
                                                                                 ------------
          BUILDING MATERIALS  0.6%
 1,335    Centex Corp. ................................       7.500   01/15/12      1,576,060
 1,160    Mohawk Industries, Inc., Ser D...............       7.200   04/15/12      1,339,765
                                                                                 ------------
                                                                                    2,915,825
                                                                                 ------------
          CAPTIVE FINANCE  6.8%
 5,220    Countrywide Home Loans, Inc. ................       3.250   05/21/08      5,207,415
   555    Ford Motor Credit Co. .......................       7.375   10/28/09        611,265
 8,740    Ford Motor Credit Co. .......................       7.250   10/25/11      9,482,577
 3,600    General Electric Capital Corp. ..............       6.750   03/15/32      4,139,780
 3,445    General Motors Acceptance Corp. .............       6.875   09/15/11      3,720,962
 7,450    General Motors Acceptance Corp. .............       8.000   11/01/31      8,231,840

 6                                             See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          CAPTIVE FINANCE (CONTINUED)
$2,000    Heller Financial, Inc. ......................       6.375%  03/15/06   $  2,187,830
 2,500    International Lease Finance Corp. ...........       8.375   12/15/04      2,638,085
                                                                                 ------------
                                                                                   36,219,754
                                                                                 ------------
          CHEMICALS  0.3%
   120    FMC Corp. ...................................      10.250   11/01/09        141,600
 1,420    ICI Wilmington, Inc. ........................       4.375   12/01/08      1,445,483
                                                                                 ------------
                                                                                    1,587,083
                                                                                 ------------
          CONSTRUCTION MACHINERY  0.6%
 2,915    Kennametal, Inc. ............................       7.200   06/15/12      3,219,600
                                                                                 ------------

          CONSUMER PRODUCTS  0.5%
 2,380    Xerox Corp. .................................       7.125   06/15/10      2,534,700
                                                                                 ------------

          DIVERSIFIED MANUFACTURING  2.6%
 2,260    Cooper Industries, Inc. .....................       5.250   07/01/07      2,436,422
   540    Honeywell International, Inc. ...............       7.500   03/01/10        644,397
 4,370    Honeywell International, Inc. ...............       6.125   11/01/11      4,895,562
 1,450    Hutchison Whampoa International Ltd., 144A-
          Private Placement (Cayman Islands) (a).......       5.450   11/24/10      1,493,098
 1,890    Hutchison Whampoa International Ltd., 144A-
          Private Placement (Cayman Islands) (a).......       6.500   02/13/13      2,002,326
   475    Tyco International Group SA (Luxembourg).....       5.800   08/01/06        504,419
   140    Tyco International Group SA (Luxembourg).....       6.750   02/15/11        154,865
 1,275    Tyco International Group SA (Luxembourg).....       6.375   10/15/11      1,379,564
                                                                                 ------------
                                                                                   13,510,653
                                                                                 ------------
          ELECTRIC  6.0%
 1,595    Appalachian Power Co., Ser H.................       5.950   05/15/33      1,592,172
 1,140    Cincinnati Gas & Electric Co. ...............       5.700   09/15/12      1,222,046
   910    Cincinnati Gas & Electric Co., Ser A.........       5.400   06/15/33        859,996
 1,030    Cincinnati Gas & Electric Co., Ser B.........       5.375   06/15/33        969,792
 1,705    Columbus Southern Power Co., Ser D...........       6.600   03/01/33      1,886,323
 1,495    Detroit Edison Co. ..........................       6.125   10/01/10      1,667,211
 1,640    Duquesne Light Co., Ser O....................       6.700   04/15/12      1,877,403
 1,205    Entergy Gulf States, Inc. 144A-Private
          Placement (a)................................       3.600   06/01/08      1,176,115
 2,235    Exelon Corp. ................................       6.750   05/01/11      2,549,458
 1,930    FirstEnergy Corp., Ser B.....................       6.450   11/15/11      2,098,636
   925    FirstEnergy Corp., Ser C.....................       7.375   11/15/31      1,026,167
   560    Indianapolis Power & Light Co., 144A-Private
          Placement (a)................................       6.300   07/01/13        608,416
 1,245    Monongahela Power Co. .......................       5.000   10/01/06      1,271,456
 2,457    Niagara Mohawk Power Corp., Ser F............       7.625   10/01/05      2,657,948
 1,450    Nisource Finance Corp. ......................       7.625   11/15/05      1,583,127
 2,775    Ohio Edison Co., 144A-Private Placement
          (a)..........................................       5.450   05/01/15      2,818,956
   250    Ohio Power Co., Ser G........................       6.600   02/15/33        276,565

See Notes to Financial Statements                                              7

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          ELECTRIC (CONTINUED)
$1,400    PSEG Energy Holdings.........................       8.625%  02/15/08   $  1,515,500
   440    Southern CA Edison Co. ......................       5.000   01/15/14        448,421
   590    TXU Corp., Ser J.............................       6.375   06/15/06        637,200
 1,790    TXU Energy Co. ..............................       7.000   03/15/13      2,038,697
   140    Wisconsin Electric Power.....................       5.625   05/15/33        140,167
   645    Wisconsin Energy Corp. ......................       6.200   04/01/33        669,326
                                                                                 ------------
                                                                                   31,591,098
                                                                                 ------------
          ENVIRONMENTAL SERVICES  1.8%
   535    Allied Waste North America, Inc., 144A-
          Private Placement (a)........................       6.500   11/15/10        545,700
   810    Allied Waste North America, Inc., Ser B......       8.500   12/01/08        907,200
 1,185    Republic Services, Inc. .....................       6.750   08/15/11      1,323,868
 1,220    Waste Management, Inc. ......................       7.000   10/15/06      1,354,294
 1,745    Waste Management, Inc. ......................       7.375   08/01/10      2,045,388
 2,600    Waste Management, Inc. ......................       7.000   07/15/28      2,889,302
   315    Waste Management, Inc. ......................       7.375   05/15/29        364,739
                                                                                 ------------
                                                                                    9,430,491
                                                                                 ------------
          FOOD/BEVERAGE  1.8%
 2,000    ConAgra Foods, Inc. .........................       7.500   09/15/05      2,167,372
 2,200    Miller Brewing Co., 144A- Private Placement
          (a)..........................................       4.250   08/15/08      2,269,703
 2,970    Smithfield Foods, Inc., Ser B................       8.000   10/15/09      3,255,862
   295    Smithfield Foods, Inc., Ser B................       7.750   05/15/13        318,600
 1,035    YUM! Brands, Inc. ...........................       8.875   04/15/11      1,283,400
                                                                                 ------------
                                                                                    9,294,937
                                                                                 ------------
          GAMING  1.7%
 3,310    Harrahs Operating Co., Inc. .................       8.000   02/01/11      3,946,576
 2,555    MGM Mirage, Inc. ............................       8.500   09/15/10      2,995,737
 1,385    Park Place Entertainment Corp. ..............       7.500   09/01/09      1,551,200
   620    Station Casinos, Inc. .......................       8.375   02/15/08        668,825
                                                                                 ------------
                                                                                    9,162,338
                                                                                 ------------
          HEALTHCARE  3.7%
 4,835    Aetna, Inc. .................................       7.375   03/01/06      5,325,433
   430    Aetna, Inc. .................................       7.875   03/01/11        518,603
 1,085    AmerisourceBergen Corp. .....................       8.125   09/01/08      1,212,487
 2,000    HCA, Inc. ...................................       6.910   06/15/05      2,104,062
 2,055    HCA, Inc. ...................................       6.300   10/01/12      2,182,706
   365    HCA, Inc. ...................................       9.000   12/15/14        455,108
 1,010    HCA, Inc. ...................................       7.190   11/15/15      1,129,306
 1,590    Tenet Healthcare Corp. ......................       7.375   02/01/13      1,478,700
 3,565    Tenet Healthcare Corp. ......................       6.875   11/15/31      2,958,950
 1,840    Unitedhealth Group, Inc. ....................       5.200   01/17/07      1,971,915
                                                                                 ------------
                                                                                   19,337,270
                                                                                 ------------

 8                                             See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          HOME CONSTRUCTION  0.6%
$1,260    D.R. Horton, Inc. ...........................       6.875%  05/01/13   $  1,363,950
   485    Pulte Homes, Inc. ...........................       7.875   08/01/11        579,009
 1,465    Pulte Homes, Inc. ...........................       6.375   05/15/33      1,453,312
                                                                                 ------------
                                                                                    3,396,271
                                                                                 ------------
          INTEGRATED ENERGY  5.5%
 5,345    Conoco, Inc. ................................       6.950   04/15/29      6,234,953
 1,630    Constellation Energy Group...................       7.600   04/01/32      1,962,567
   475    Consumers Energy Co., Ser D..................       5.375   04/15/13        486,698
 1,880    Consumers Energy Co., Ser F..................       4.000   05/15/10      1,857,346
   510    Consumers Energy Co., Ser H..................       4.800   02/17/09        528,887
   540    Kerr-McGee Corp. ............................       5.875   09/15/06        582,497
   945    Kerr-McGee Corp. ............................       6.875   09/15/11      1,070,902
 2,050    Kerr-McGee Corp. ............................       7.875   09/15/31      2,480,352
 2,325    Marathon Oil Corp. ..........................       6.800   03/15/32      2,591,159
 3,410    Pemex Project Funding Master Trust...........       8.000   11/15/11      3,930,025
 2,860    Pemex Project Funding Master Trust...........       7.375   12/15/14      3,143,140
 1,035    Pemex Project Funding Master Trust...........       8.625   02/01/22      1,181,194
   995    Pemex Project, Inc. .........................       9.125   10/13/10      1,213,900
   150    Petro-Canada (Canada)........................       4.000   07/15/13        141,523
 1,905    Petro-Canada (Canada)........................       5.350   07/15/33      1,765,457
                                                                                 ------------
                                                                                   29,170,600
                                                                                 ------------
          LIFE INSURANCE  4.3%
 4,420    Anthem Insurance Cos. Inc., 144A-Private
          Placement (a)................................       9.125   04/01/10      5,654,219
   575    Hartford Financial Services Group............       2.375   06/01/06        576,201
 4,120    Health Net, Inc. ............................       8.375   04/15/11      5,025,914
   190    Metlife, Inc. ...............................       6.125   12/01/11        212,236
   920    Nationwide Financial Services, Inc. .........       6.250   11/15/11      1,018,060
 1,600    Nationwide Mutual Insurance Co., 144A-
          Private Placement (a)........................       7.500   02/15/24      1,655,845
   845    Nationwide Mutual Insurance Co., 144A-
          Private Placement (a)........................       8.250   12/01/31      1,060,281
 1,740    Prudential Hldgs, LLC, Ser B, 144A-Private
          Placement (a)................................       7.245   12/18/23      2,042,586
 4,160    Prudential Hldgs, LLC, Ser C, 144A-Private
          Placement (a)................................       8.695   12/18/23      5,293,787
                                                                                 ------------
                                                                                   22,539,129
                                                                                 ------------
          LODGING  2.2%
 2,595    Hilton Hotels Corp. .........................       7.625   12/01/12      2,951,812
 2,360    Hyatt Equities LLC, 144A-Private Placement
          (a)..........................................       6.875   06/15/07      2,554,091
 1,080    Marriott International, Ser D................       8.125   04/01/05      1,152,085
 1,085    Marriott International, Ser E................       7.000   01/15/08      1,233,200
 1,005    Starwood Hotels & Resorts Worldwide, Inc. ...       7.375   05/01/07      1,092,937
 2,610    Starwood Hotels & Resorts Worldwide, Inc. ...       7.875   05/01/12      2,923,200
                                                                                 ------------
                                                                                   11,907,325
                                                                                 ------------

See Notes to Financial Statements                                              9

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          MEDIA-CABLE  2.1%
$1,540    AOL Time Warner, Inc. .......................       7.700%  05/01/32   $  1,818,678
 1,000    Comcast Cable Communications, Inc. ..........       8.125   05/01/04      1,009,883
 1,805    Comcast Cable Communications, Inc. ..........       8.375   05/01/07      2,096,881
 1,725    Comcast Cable Communications, Inc. ..........       6.750   01/30/11      1,958,215
   240    Comcast Cable Communications, Inc. ..........       7.125   06/15/13        277,021
 1,755    Comcast Corp. ...............................       6.500   01/15/15      1,944,912
 1,940    Echostar DBS Corp., 144A- Private Placement
          (a)..........................................       6.375   10/01/11      2,058,825
                                                                                 ------------
                                                                                   11,164,415
                                                                                 ------------
          MEDIA-NONCABLE  2.9%
   400    AOL Time Warner, Inc. .......................       6.875   05/01/12        453,907
 2,650    AOL Time Warner, Inc. .......................       7.625   04/15/31      3,093,350
 2,500    Clear Channel Communications, Inc. ..........       7.250   10/15/27      2,921,227
 3,000    News America Hldg, Inc. .....................       8.875   04/26/23      3,921,405
 2,135    News America, Inc. ..........................       7.300   04/30/28      2,451,924
 1,650    News America, Inc. ..........................       7.280   06/30/28      1,891,519
   650    Time Warner, Inc. ...........................       6.625   05/15/29        677,605
                                                                                 ------------
                                                                                   15,410,937
                                                                                 ------------
          METALS  1.0%
 1,525    Inco Ltd. (Canada)...........................       7.750   05/15/12      1,838,908
 2,880    Inco Ltd. (Canada)...........................       7.200   09/15/32      3,333,943
                                                                                 ------------
                                                                                    5,172,851
                                                                                 ------------
          NATURAL GAS PIPELINES  1.4%
   735    Consolidated Natural Gas Co., Ser A..........       5.000   03/01/14        746,808
 2,050    Consolidated Natural Gas Co., Ser C..........       6.250   11/01/11      2,293,380
 1,160    Gulfterra Energy Partners LP, Ser B..........       8.500   06/01/10      1,316,600
 1,485    Gulfterra Energy Partners LP, Ser B..........       6.250   06/01/10      1,570,388
 1,470    Texas Eastern Transmission Corp. ............       7.000   07/15/32      1,654,857
                                                                                 ------------
                                                                                    7,582,033
                                                                                 ------------
          NONCAPTIVE-CONSUMER FINANCE  3.5%
 4,660    American Express Co. ........................       5.500   09/12/06      5,025,386
 4,500    American General Finance Corp. ..............       4.625   09/01/10      4,641,354
 1,000    Household Finance Corp. .....................       7.875   03/01/07      1,148,882
   800    Household Finance Corp. .....................       4.125   12/15/08        819,437
 4,040    Household Finance Corp. .....................       6.750   05/15/11      4,607,507
 1,980    Newcourt Credit Group, Ser B (Canada)........       6.875   02/16/05      2,077,669
                                                                                 ------------
                                                                                   18,320,235
                                                                                 ------------
          OIL FIELD SERVICES  0.6%
   995    Key Energy Services, Inc. ...................       6.375   05/01/13      1,034,800
 2,020    Nexen, Inc. (Canada).........................       5.050   11/20/13      2,043,981
                                                                                 ------------
                                                                                    3,078,781
                                                                                 ------------
          PACKAGING  0.6%
 1,285    Packaging Corp. of America...................       5.750   08/01/13      1,341,381
 1,985    Sealed Air Corp., 144A-Private Placement
          (a)..........................................       5.625   07/15/13      2,071,475
                                                                                 ------------
                                                                                    3,412,856
                                                                                 ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          PAPER  4.6%
$3,240    Abitibi-Consolidated, Inc. (Canada)..........       8.550%  08/01/10   $  3,608,900
 2,490    Abitibi-Consolidated, Inc. (Canada)..........       8.850   08/01/30      2,642,092
 5,825    Bowater Canada Finance (Canada)..............       7.950   11/15/11      6,219,079
 2,025    International Paper Co. .....................       4.250   01/15/09      2,065,417
 1,115    Owens-Brockway Glass Containers, Inc. .......       7.750   05/15/11      1,187,475
   925    Owens-Brockway Glass Containers, Inc. .......       8.750   11/15/12      1,019,813
 1,310    Sappi Papier Hldg AG, 144A-Private Placement
          (Austria) (a)................................       6.750   06/15/12      1,470,031
 1,100    Weyerhaeuser Co. ............................       6.000   08/01/06      1,188,090
 4,430    Weyerhaeuser Co. ............................       6.750   03/15/12      4,979,568
                                                                                 ------------
                                                                                   24,380,465
                                                                                 ------------
          PHARMACEUTICALS  1.0%
 2,000    Abbott Laboratories..........................       5.625   07/01/06      2,159,518
 2,000    Eli Lilly & Co. .............................       5.500   07/15/06      2,156,770
 1,115    Schering-Plough Corp. .......................       5.300   12/01/13      1,161,955
                                                                                 ------------
                                                                                    5,478,243
                                                                                 ------------
          PROPERTY & CASUALTY  2.1%
 4,480    Farmers Exchange Capital, 144A-Private
          Placement (a)................................       7.050   07/15/28      4,523,891
 2,471    Farmers Insurance Exchange Surplus, 144A-
          Private Placement (a)........................       8.625   05/01/24      2,825,532
 3,500    Mantis Reef Ltd., 144A-Private Placement
          (Australia) (a)..............................       4.692   11/14/08      3,562,206
                                                                                 ------------
                                                                                   10,911,629
                                                                                 ------------
          RAILROADS  1.2%
 1,500    CSX Corp. ...................................       6.750   03/15/11      1,706,546
 4,000    Union Pacific Corp. .........................       8.350   05/01/25      4,416,044
                                                                                 ------------
                                                                                    6,122,590
                                                                                 ------------
          REAL ESTATE INVESTMENT TRUSTS  1.9%
 4,490    EOP Operating LP.............................       7.500   04/19/29      5,180,468
   420    Istar Financial, Inc. .......................       7.000   03/15/08        451,500
   600    Istar Financial, Inc. .......................       8.750   08/15/08        669,000
 1,945    Reckson Operating Partnership................       5.150   01/15/11      1,927,654
   545    Rouse Co. ...................................       5.375   11/26/13        556,453
   755    Simon Property Group LP......................       6.375   11/15/07        843,282
   160    Simon Property Group LP......................       6.350   08/28/12        177,940
                                                                                 ------------
                                                                                    9,806,297
                                                                                 ------------
          REFINING  1.2%
 4,520    Amerada Hess Corp. ..........................       7.875   10/01/29      5,211,433
   895    Ashland, Inc. ...............................       7.830   08/15/05        963,727
   250    Vintage Petroleum, Inc. .....................       7.875   05/15/11        267,500
                                                                                 ------------
                                                                                    6,442,660
                                                                                 ------------
          RETAIL  2.9%
   465    CVS Corp. ...................................       5.625   03/15/06        498,276
   800    CVS Corp. ...................................       3.875   11/01/07        825,022

See Notes to Financial Statements                                             11

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          RETAIL (CONTINUED)
$2,000    Federated Department Stores, Inc. ...........       6.625%  09/01/08   $  2,255,624
 1,500    Federated Department Stores, Inc. ...........       6.300   04/01/09      1,679,057
   165    Federated Department Stores, Inc. ...........       6.900   04/01/29        183,774
   870    Lowe's Companies, Inc. ......................       6.875   02/15/28      1,014,763
 1,710    Lowe's Companies, Inc. ......................       6.500   03/15/29      1,907,024
 2,970    May Department Stores Co. ...................       5.950   11/01/08      3,250,148
   620    May Department Stores Co. ...................       6.700   09/15/28        675,310
   929    May Department Stores Co. ...................       7.875   03/01/30      1,151,840
 1,950    Toys R US, Inc. .............................       7.375   10/15/18      1,986,426
                                                                                 ------------
                                                                                   15,427,264
                                                                                 ------------
          SERVICES  1.2%
 2,045    Cendant Corp. ...............................       7.375   01/15/13      2,383,685
 1,960    Cendant Corp. ...............................       7.125   03/15/15      2,258,553
 1,157    Iron Mountain, Inc. .........................       7.750   01/15/15      1,226,420
   685    Iron Mountain, Inc. .........................       6.625   01/01/16        667,875
                                                                                 ------------
                                                                                    6,536,533
                                                                                 ------------
          SUPERMARKETS  1.0%
 1,845    Albertson's, Inc. ...........................       7.500   02/15/11      2,159,347
 2,810    Kroger Co. ..................................       7.500   04/01/31      3,355,570
                                                                                 ------------
                                                                                    5,514,917
                                                                                 ------------
          TECHNOLOGY  1.3%
 2,085    Arrow Electronics, Inc. .....................       6.875   07/01/13      2,239,065
   465    Arrow Electronics, Inc. .....................       6.875   06/01/18        489,166
   536    Avaya, Inc. .................................      11.125   04/01/09        633,820
   415    Avnet, Inc. .................................       9.750   02/15/08        483,475
 1,240    Electronic Data Systems Corp. ...............       7.125   10/15/09      1,314,712
 1,675    Electronic Data Systems Corp., Ser B.........       6.000   08/01/13      1,618,434
                                                                                 ------------
                                                                                    6,778,672
                                                                                 ------------
          TELECOMMUNICATIONS  5.0%
   425    AT&T Corp. ..................................       8.050   11/15/11        495,893
 3,900    AT&T Corp. ..................................       8.750   11/15/31      4,611,988
 1,690    AT&T Wireless Services, Inc. ................       7.875   03/01/11      1,991,939
 3,225    Deutsche Telekom International Finance BV
          (Netherlands)................................       8.250   06/15/30      4,169,557
 1,500    Sprint Capital Corp. ........................       7.125   01/30/06      1,631,886
 1,000    Sprint Capital Corp. ........................       6.125   11/15/08      1,089,756
 1,000    Verizon Communications, Inc. ................       7.510   04/01/09      1,164,852
 5,570    Verizon Communications, Inc. ................       6.940   04/15/28      6,004,176
 4,085    Verizon Global Funding Corp. ................       7.750   12/01/30      4,914,713
   165    Verizon New England, Inc. ...................       6.500   09/15/11        185,168
                                                                                 ------------
                                                                                   26,259,928
                                                                                 ------------
          TOBACCO  1.2%
 1,730    Altria Group, Inc. ..........................       7.000   11/04/13      1,901,228
 1,970    Altria Group, Inc. ..........................       7.750   01/15/27      2,194,517

 12                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                     COUPON      MATURITY      VALUE
---------------------------------------------------------------------------------------------
          TOBACCO (CONTINUED)
$1,225    Kraft Foods, Inc. ...........................       5.625%  11/01/11   $  1,316,098
 1,015    Kraft Foods, Inc. ...........................       6.250   06/01/12      1,127,645
                                                                                 ------------
                                                                                    6,539,488
                                                                                 ------------
          WIRELESS COMMUNICATIONS  0.8%
 1,595    France Telecom SA (France) (b)............... 9.750/9.500   03/01/31      2,116,471
   290    Sprint Capital Corp. ........................       8.750   03/15/32        360,993
 1,900    Telecom Italia Capital, 144A-Private
          Placement (Luxembourg) (a)...................       4.000   11/15/08      1,922,745
                                                                                 ------------
                                                                                    4,400,209
                                                                                 ------------
TOTAL CORPORATE BONDS  87.3%..................................................    462,081,867
                                                                                 ------------

          CONVERTIBLE CORPORATE OBLIGATION  0.1%
          TECHNOLOGY  0.1%
   600    Solectron Corp. (Convertible into 7,072
          common shares) LYON..........................         *     11/20/20        352,500
                                                                                 ------------

          MORTGAGE BACKED SECURITIES  0.7%
 2,275    World Financial Property, 144A-Private
          Placement (a)................................       6.910   09/01/13      2,558,183
   915    World Financial Property, 144A-Private
          Placement (a)................................       6.950   09/01/13      1,031,414
                                                                                 ------------

TOTAL MORTGAGE BACKED SECURITIES..............................................      3,589,597
                                                                                 ------------

          GOVERNMENT OBLIGATIONS 2.1%
   635    Republic of Columbia (Columbia)..............      10.750   01/15/13        731,837
 2,000    United Mexican States (Mexico)...............      10.375   02/17/09      2,557,000
 2,665    United Mexican States (Mexico)...............       8.375   01/14/11      3,204,663
   560    United Mexican States (Mexico)...............       8.000   09/24/22        636,160
 3,405    United Mexican States (Mexico)...............       8.300   08/15/31      3,966,825
                                                                                 ------------

TOTAL GOVERNMENT OBLIGATIONS..................................................     11,096,485
                                                                                 ------------

          ASSET BACKED SECURITIES  0.7%
   599    Continental Airlines, Inc. ..................       6.545   08/02/20        605,299
   173    Continental Airlines, Inc. ..................       6.648   03/15/19        173,406
 2,007    Continental Airlines, Inc. ..................       6.900   01/02/18      2,018,627
   755    Ras Laffan Liquefied Natural Gas Co. Ltd.,
          144A-Private Placement (Qatar) (a)...........       8.294   03/15/14        894,675
                                                                                 ------------

TOTAL ASSET BACKED SECURITIES.................................................      3,692,007
                                                                                 ------------

TOTAL LONG-TERM INVESTMENTS  90.9%
  (Cost $445,759,971).........................................................    480,812,456
                                                                                 ------------

See Notes to Financial Statements                                             13

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued


DESCRIPTION                                                                         VALUE
---------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  7.4%

REPURCHASE AGREEMENT  7.0%
  Bank of America Securities LLC ($37,112,000 par collateralized by
  U.S. Government obligations in a pooled cash account, dated 02/27/04,
  to be sold on 03/01/04 at $37,115,124)......................................   $ 37,112,000
                                                                                 ------------

U.S. TREASURY OBLIGATIONS  0.4%
  United States Treasury Bill ($900,000 par, yielding 0.911%,
  03/25/04 maturity) (c)......................................................        899,454
  United States Treasury Bill ($1,500,000 par, yielding 0.927%,
  07/15/04 maturity) (c)......................................................      1,494,763
                                                                                 ------------

TOTAL U.S. TREASURY OBLIGATIONS...............................................      2,394,217
                                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $39,506,046)..........................................................     39,506,217
                                                                                 ------------

TOTAL INVESTMENTS  98.3%
  (Cost $485,266,017).........................................................    520,318,673
OTHER ASSETS IN EXCESS OF LIABILITIES  1.7%...................................      9,201,105
                                                                                 ------------

NET ASSETS  100.0%............................................................   $529,519,778
                                                                                 ============

*   Zero coupon bond

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Security is a "step-up" bond where the coupon increases/decreases or steps up/down at a predetermined date.

(c) All or a portion of these securities have been physically segregated in connection with open futures contracts.

LYON--Liquid Yield Option Note

 14                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 29, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $485,266,017).......................  $520,318,673
Receivables:
  Interest..................................................     8,547,129
  Investments Sold..........................................     2,726,041
  Fund Shares Sold..........................................     2,640,910
Other.......................................................       111,668
                                                              ------------
    Total Assets............................................   534,344,421
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     2,026,911
  Fund Shares Repurchased...................................     1,063,163
  Variation Margin on Futures...............................       630,844
  Income Distributions......................................       307,057
  Distributor and Affiliates................................       277,891
  Investment Advisory Fee...................................       174,579
  Custodian Bank............................................         4,828
Accrued Expenses............................................       179,652
Trustees' Deferred Compensation and Retirement Plans........       159,718
                                                              ------------
    Total Liabilities.......................................     4,824,643
                                                              ------------
NET ASSETS..................................................  $529,519,778
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $517,878,690
Net Unrealized Appreciation.................................    33,990,072
Accumulated Undistributed Net Investment Income.............    (2,092,540)
Accumulated Net Realized Loss...............................   (20,256,444)
                                                              ------------
NET ASSETS..................................................  $529,519,778
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $360,494,682 and 52,839,738 shares of
    beneficial interest issued and outstanding).............  $       6.82
    Maximum sales charge (4.75%* of offering price).........           .34
                                                              ------------
    Maximum offering price to public........................  $       7.16
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $138,458,602 and 20,339,667 shares of
    beneficial interest issued and outstanding).............  $       6.81
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $30,566,494 and 4,490,478 shares of
    beneficial interest issued and outstanding).............  $       6.81
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             15

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended February 29, 2004 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $14,870,839
Other.......................................................          775
                                                              -----------
    Total Income............................................   14,871,614
                                                              -----------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $407,775, $689,570 and $148,154,
  respectively).............................................    1,245,499
Investment Advisory Fee.....................................    1,062,409
Shareholder Services........................................      513,050
Custody.....................................................       25,782
Trustees' Fees and Related Expenses.........................       14,378
Legal.......................................................        7,404
Other.......................................................      186,152
                                                              -----------
    Total Expenses..........................................    3,054,674
    Less Credits Earned on Cash Balances....................        1,362
                                                              -----------
    Net Expenses............................................    3,053,312
                                                              -----------
NET INVESTMENT INCOME.......................................  $11,818,302
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 5,110,647
  Futures...................................................     (767,149)
                                                              -----------
Net Realized Gain...........................................    4,343,498
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   19,889,383
                                                              -----------
  End of the Period:
    Investments.............................................   35,052,656
    Futures.................................................   (1,062,584)
                                                              -----------
                                                               33,990,072
                                                              -----------
Net Unrealized Appreciation During the Period...............   14,100,689
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $18,444,187
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $30,262,489
                                                              ===========

 16                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE SIX       FOR THE YEAR
                                                             MONTHS ENDED           ENDED
                                                           FEBRUARY 29, 2004   AUGUST 31, 2003
                                                           -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................    $ 11,818,302       $  20,558,844
Net Realized Gain/Loss...................................       4,343,498            (470,540)
Net Unrealized Appreciation During the Period............      14,100,689          15,474,182
                                                             ------------       -------------
Change in Net Assets from Operations.....................      30,262,489          35,562,486
                                                             ------------       -------------

Distributions from Net Investment Income:
  Class A Shares.........................................      (8,780,194)        (16,543,987)
  Class B Shares.........................................      (3,120,058)         (6,542,723)
  Class C Shares.........................................        (672,970)         (1,386,369)
                                                             ------------       -------------
Total Distributions......................................     (12,573,222)        (24,473,079)
                                                             ------------       -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES......      17,689,267          11,089,407
                                                             ------------       -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold................................     112,994,743         295,935,507
Net Asset Value of Shares Issued Through Dividend
  Reinvestment...........................................      10,640,596          20,028,626
Cost of Shares Repurchased...............................     (95,341,710)       (225,767,690)
                                                             ------------       -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.......      28,293,629          90,196,443
                                                             ------------       -------------
TOTAL INCREASE IN NET ASSETS.............................      45,982,896         101,285,850
NET ASSETS:
Beginning of the Period..................................     483,536,882         382,251,032
                                                             ------------       -------------
End of the Period (Including accumulated undistributed
  net investment income of ($2,092,540) and ($1,337,620)
  respectively)..........................................    $529,519,778       $ 483,536,882
                                                             ============       =============

See Notes to Financial Statements                                             17

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX MONTHS
                                      ENDED                    YEAR ENDED AUGUST 31,
CLASS A SHARES                     FEBRUARY 29,   ------------------------------------------------
                                       2004       2003 (a)   2002 (c)    2001    2000 (a)    1999
                                   ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................    $ 6.58       $ 6.39     $ 6.75    $ 6.43    $ 6.53    $ 7.03
                                      ------       ------     ------    ------    ------    ------
  Net Investment Income...........       .17          .33        .37       .41       .43       .43
  Net Realized and Unrealized
    Gain/Loss.....................       .25          .25       (.33)      .33      (.12)     (.49)
                                      ------       ------     ------    ------    ------    ------
Total from Investment
  Operations......................       .42          .58        .04       .74       .31      (.06)
Less Distributions from Net
  Investment Income...............       .18          .39        .40       .42       .41       .44
                                      ------       ------     ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD..........................    $ 6.82       $ 6.58     $ 6.39    $ 6.75    $ 6.43    $ 6.53
                                      ======       ======     ======    ======    ======    ======

Total Return (b)..................     6.39%*       9.20%      0.54%    12.10%     5.01%    -1.02%
Net Assets at End of the Period
  (In millions)...................    $360.5       $318.4     $246.5    $221.4    $167.7    $172.9
Ratio of Expenses to Average Net
  Assets (c)......................      .97%        1.01%      1.03%     1.07%     1.15%     1.08%
Ratio of Net Investment Income to
  Average Net Assets (c)..........     4.98%        4.98%      5.48%     6.56%     6.80%     6.26%
Portfolio Turnover................       22%*         46%        82%      112%       94%       43%
*  Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 4% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rules 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended August 31, 2002, was to decrease net investment income per share by $.03, increase net realized and unrealized gains and losses per share by $.03 and decrease the Ratio of Net Investment Income to Average Net Assets from 6.00% to 5.48%. Per share, ratios and supplemental data for periods prior to August 31, 2002, have not been restated to reflect this change in presentation.

 18                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                    YEAR ENDED AUGUST 31,
CLASS B SHARES                    FEBRUARY 29,   ------------------------------------------------
                                      2004       2003 (a)   2002 (c)    2001    2000 (a)    1999
                                  ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................    $ 6.57       $ 6.38     $ 6.74    $ 6.42    $6.51     $ 7.01
                                     ------       ------     ------    ------    -----     ------
  Net Investment Income..........       .14          .28        .32       .37      .39        .38
  Net Realized and Unrealized
    Gain/Loss....................       .25          .25       (.33)      .32     (.12)      (.49)
                                     ------       ------     ------    ------    -----     ------
Total from Investment
  Operations.....................       .39          .53       (.01)      .69      .27       (.11)
Less Distributions from Net
  Investment Income..............       .15          .34        .35       .37      .36        .39
                                     ------       ------     ------    ------    -----     ------
NET ASSET VALUE, END OF THE
  PERIOD.........................    $ 6.81       $ 6.57     $ 6.38    $ 6.74    $6.42     $ 6.51
                                     ======       ======     ======    ======    =====     ======

Total Return (b).................     6.00%*       8.38%     -0.22%    11.28%    4.34%     -1.78%
Net Assets at End of the Period
  (In millions)..................    $138.5       $135.6     $112.3    $ 93.8    $54.5     $ 54.0
Ratio of Expenses to Average Net
  Assets (c).....................     1.72%        1.77%      1.78%     1.82%    1.92%      1.86%
Ratio of Net Investment Income to
  Average Net Assets (c).........     4.23%        4.23%      4.73%     5.81%    6.03%      5.47%
Portfolio Turnover...............       22%*         46%        82%      112%      94%        43%
*  Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second years of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(c) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended August 31, 2002, was to decrease net investment income per share by $.03, increase net realized and unrealized gains and losses per share by $.03 and decrease the Ratio of Net Investment Income to Average Net Assets from 5.25% to 4.73%. Per share, ratios and supplemental data for periods prior to August 31, 2002, have not been restated to reflect this change in presentation.

See Notes to Financial Statements                                             19

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                    YEAR ENDED AUGUST 31,
CLASS C SHARES                    FEBRUARY 29,   ------------------------------------------------
                                      2004       2003 (a)   2002 (c)    2001    2000 (a)    1999
                                  ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................    $6.57        $6.38      $ 6.74    $ 6.42    $6.51     $ 7.01
                                     -----        -----      ------    ------    -----     ------
  Net Investment Income..........      .14          .28         .32       .37      .39        .39
  Net Realized and Unrealized
    Gain/Loss....................      .25          .25        (.33)      .32     (.12)      (.50)
                                     -----        -----      ------    ------    -----     ------
Total from Investment
  Operations.....................      .39          .53        (.01)      .69      .27       (.11)
Less Distributions from Net
  Investment Income..............      .15          .34         .35       .37      .36        .39
                                     -----        -----      ------    ------    -----     ------
NET ASSET VALUE, END OF THE
  PERIOD.........................    $6.81        $6.57      $ 6.38    $ 6.74    $6.42     $ 6.51
                                     =====        =====      ======    ======    =====     ======

Total Return (b).................    6.00%*       8.38%      -0.22%    11.28%    4.34%     -1.78%
Net Assets at End of the Period
  (In millions)..................    $30.6        $29.6      $ 23.4    $ 18.9    $12.0     $ 14.3
Ratio of Expenses to Average Net
  Assets (c).....................    1.72%        1.77%       1.78%     1.84%    1.92%      1.86%
Ratio of Net Investment Income to
  Average Net Assets (c).........    4.23%        4.22%       4.73%     5.79%    6.03%      5.47%
Portfolio Turnover...............      22%*         46%         82%      112%      94%        43%
*  Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the year ended August 31, 2002, was to decrease net investment income per share by $.03, increase net realized and unrealized gains and losses per share by $.03 and decrease the Ratio of Net Investment Income to Average Net Assets from 5.25% to 4.73%. Per share, ratios and supplemental data for periods prior to August 31, 2002, have not been restated to reflect this change in presentation.

 20                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Corporate Bond Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek to provide current income with preservation of capital. The Fund commenced investment operations on September 23, 1971. The distribution of the Fund's Class B and Class C Shares commenced on September 28, 1992 and August 30, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available as noted above, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange in which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund invests in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts on debt securities purchased are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At August 31, 2003, the Fund had an accumulated capital loss carryforward for tax purposes of $18,503,503 which will expire between August 31, 2008 and 2011.

    At February 29, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $486,770,678
                                                                ============
Gross tax unrealized appreciation...........................    $ 34,266,443
Gross tax unrealized depreciation...........................        (718,448)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 33,547,995
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on future transactions. All short-term capital gains and a portion of future gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during 2003 was as follows:

                                                                   2003
Distribution paid from:
  Ordinary Income...........................................    $24,512,386
  Long-term capital gain....................................             --
                                                                -----------
                                                                $24,512,386
                                                                ===========

    As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $288,566

    Net realized gains or losses may differ for financial and tax reporting purposes as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended February 29, 2004, the Fund's custody fee was reduced by $1,362 as a result of credits earned on cash balances.

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $150 million..........................................       .50%
Next $100 million...........................................       .45%
Next $100 million...........................................       .40%
Over $350 million...........................................       .35%

    For the six months ended February 29, 2004, the Fund recognized expenses of approximately $7,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended February 29, 2004, the Fund recognized expenses of approximately $19,400 representing Van Kampen Investments Inc.'s or its affiliates (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 29, 2004, the Fund recognized expenses of approximately $423,300 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $73,500 are included in "Other" assets on the Statement of Assets and Liabilities at February 29, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At February 29, 2004, capital aggregated $355,282,898, $132,992,594 and
$29,603,198 for Classes A, B and C, respectively. For the six months ended February 29, 2004, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class A...................................................   13,326,451    $ 89,895,292
  Class B...................................................    2,560,935      17,223,843
  Class C...................................................      872,861       5,875,608
                                                              -----------    ------------
Total Sales.................................................   16,760,247    $112,994,743
                                                              ===========    ============
Dividend Reinvestment:
  Class A...................................................    1,132,965    $  7,661,830
  Class B...................................................      368,498       2,486,693
  Class C...................................................       72,914         492,073
                                                              -----------    ------------
Total Dividend Reinvestment.................................    1,574,377    $ 10,640,596
                                                              ===========    ============
Repurchases:
  Class A...................................................   (9,983,102)   $(67,138,673)
  Class B...................................................   (3,232,667)    (21,759,855)
  Class C...................................................     (957,755)     (6,443,182)
                                                              -----------    ------------
Total Repurchases...........................................  (14,173,524)   $(95,341,710)
                                                              ===========    ============

    At August 31, 2003, capital aggregated $324,864,449, $135,041,913 and
$29,678,699 for Classes A, B and C, respectively. For the year ended August 31, 2003, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   33,860,873    $ 223,054,574
  Class B...................................................    8,733,393       57,165,431
  Class C...................................................    2,395,255       15,715,502
                                                              -----------    -------------
Total Sales.................................................   44,989,521    $ 295,935,507
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................    2,118,750    $  13,930,487
  Class B...................................................      775,621        5,088,552
  Class C...................................................      153,893        1,009,587
                                                              -----------    -------------
Total Dividend Reinvestment.................................    3,048,264    $  20,028,626
                                                              ===========    =============
Repurchases:
  Class A...................................................  (26,177,791)   $(172,148,255)
  Class B...................................................   (6,476,025)     (42,378,021)
  Class C...................................................   (1,716,574)     (11,241,414)
                                                              -----------    -------------
Total Repurchases...........................................  (34,370,390)   $(225,767,690)
                                                              ===========    =============

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended February 29, 2004 and year ended August 31, 2003, 221,361 and 492,903 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which the shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended February 29, 2004 and year ended August 31, 2003, no Class C Shares converted to Class A Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended February 29, 2004, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $192,400 and CDSC on redeemed shares of approximately $157,900. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $105,734,310 and $105,603,564, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a future contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the future contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures on U.S. Treasury Notes. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended February 29, 2004, were as follows:

                                                              CONTRACTS
Outstanding at August 31, 2003..............................    1,173
Futures Opened..............................................    3,285
Futures Closed..............................................   (3,447)
                                                               ------
Outstanding at February 29, 2004............................    1,011
                                                               ======

    The futures contracts outstanding as of February 29, 2004, and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
  U.S. Treasury Notes 2-Year Futures June 2004 (Current
    Notional Value of $214,531 per contract)................       30       $    23,665
SHORT CONTRACTS:
  U.S. Treasury Bonds, June 2004 (Current Notional Value of
    $112,438 per contract)..................................      417          (513,186)
  U.S. Treasury Notes 10-Year Futures June 2004 (Current
    Notional Value of $113,875 per contract)................      342          (337,103)
  U.S. Treasury Notes 5-Year Futures June 2004 (Current
    Notional Value of $112,406 per contract)................      193          (159,412)
  U.S. Treasury Notes 5-Year Futures March 2004 (Current
    Notional Value of $113,766 per contract)................       29           (76,548)
                                                                -----       -----------
                                                                1,011       $(1,062,584)
                                                                =====       ===========

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 29, 2004 (UNAUDITED) continued

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to 0.25% of Class A average daily net assets and 1.00% each for Class B and Class C average daily net assets are accrued daily. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $2,816,600 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended February 29, 2004, are payments retained by Van Kampen of approximately $579,300 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $91,800.

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. One of the actions also names the individual Trustees of the Van Kampen funds as defendants. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

VAN KAMPEN CORPORATE BOND FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*- Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, NY 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, NY 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT ACCOUNTANTS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 17, 117, 217
                                                 CORP SAR 4/04 14078C04-AP-4/04

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved.]

Item 9. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a)  Code of Ethics -- Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Van Kampen Corporate Bond Fund

By: /s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 20, 2004

By: /s/ John L. Sullivan
Name: John L. Sullivan
Title: Principal Financial Officer
Date: April 20, 2004